Tax (Tables)	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Difference Between Effective Tax Rate

The difference between the effective tax rate reflected in the provision for income taxes and the U.S. federal statutory rate of 35% was as follows (in millions):

	Three Months Ended March 31,
	2014	2013
Federal income tax at U.S. federal statutory rate	$276	$233
Foreign income tax rate differential	(47)	(57)
State income tax, net of federal benefit	6	8
Nondeductible expenses	11	8
Tax benefit of manufacturing deduction	(7)	(8)
Foreign dividends, net of foreign tax credits	9	4
Tax impact of foreign exchange	(8)	18
Other	(1)	(1)

Provision for income taxes	$239	$205